Statements of Operations	12 Months Ended
Dec. 31, 2017 USD ($) $ / shares shares
Expenses
General and administrative	$ 239,788
Related party consulting fee	124,000
Total expenses	363,788
Income (loss) from operations	(363,788)
Interest expense	312
Income (loss) before income taxes	(364,100)
Net loss	$ (364,100)
Net loss per common share, basic | $ / shares	$ (0.03)
Net loss per common share, diluted | $ / shares	$ (0.03)
Shares used in computing net loss per common share, basic | shares	14,351,960
Shares used in computing net loss per common share, diluted | shares	14,351,960